Putnam Emerging Markets Equity Fund
The fund's portfolio
5/31/21 (Unaudited)

COMMON STOCKS (98.8%)(a)
	Shares	Value
Airlines (0.9%)
Copa Holdings SA Class A (Panama)(NON)	70,700	$5,815,782

		5,815,782
Banks (5.7%)
HDFC Bank, Ltd. (India)(NON)	889,339	18,568,792
Sberbank of Russia PJSC ADR (Russia)	548,845	9,261,759
TCS Group Holding PLC GDR 144A (Cyprus)	107,200	8,040,000

		35,870,551
Capital markets (2.4%)
B3 SA - Brasil Bolsa Balcao (Brazil)	3,151,700	10,607,061
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	73,200	4,582,015

		15,189,076
Chemicals (2.5%)
Asian Paints, Ltd. (India)	184,575	7,592,754
LG Chem, Ltd. (South Korea)	11,537	8,471,983

		16,064,737
Entertainment (1.7%)
Sea, Ltd. ADR (Thailand)(NON)	42,300	10,712,052

		10,712,052
Food and staples retail (3.0%)
Dino Polska SA (Poland)(NON)	84,264	6,522,925
Wal-Mart de Mexico SAB de CV (Mexico)	3,834,400	12,620,909

		19,143,834
Health-care equipment and supplies (1.4%)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	120,200	9,120,222

		9,120,222
Health-care providers and services (3.0%)
Apollo Hospitals Enterprise, Ltd. (India)(NON)	289,662	12,728,054
Universal Vision Biotechnology Co., Ltd. (Taiwan)	540,000	5,917,702

		18,645,756
Hotels, restaurants, and leisure (2.7%)
Jubilant Foodworks, Ltd. (India)(NON)	127,363	5,470,363
Yum China Holdings, Inc. (China)	177,500	11,812,902

		17,283,265
Household durables (—%)
HC Brillant Services GmbH (acquired 8/2/13, cost $8) (Private) (Germany)(NON)(F)(RES)	12	11

		11
Household products (1.7%)
Hindustan Unilever, Ltd. (India)	325,285	10,507,299

		10,507,299
Insurance (2.5%)
AIA Group, Ltd. (Hong Kong)	1,232,800	15,757,678

		15,757,678
Interactive media and services (14.8%)
Baidu, Inc. ADR (China)(NON)	40,100	7,870,427
Kakao Corp. (South Korea)	110,447	12,180,562
NAVER Corp. (South Korea)	31,054	10,093,316
Tencent Holdings, Ltd. (China)(NON)	680,100	54,243,954
Yandex NV Class A (Russia)(NON)(S)	133,653	9,026,924

		93,415,183
Internet and direct marketing retail (13.4%)
Alibaba Group Holding, Ltd. (China)(NON)	1,570,168	42,689,050
JD.com, Inc. ADR (China)(NON)(S)	192,255	14,215,335
Meituan Dianping Class B (China)(NON)	345,200	13,076,937
MercadoLibre, Inc. (Argentina)(NON)	7,515	10,210,405
Prosus NV (China)	40,700	4,214,220

		84,405,947
IT Services (3.0%)
StoneCo., Ltd. Class A (Brazil)(NON)	48,400	3,192,948
Tata Consultancy Services, Ltd. (India)	364,128	15,901,023

		19,093,971
Life sciences tools and services (1.6%)
WuXi AppTec Co., Ltd. Class H (China)	486,144	10,410,794

		10,410,794
Machinery (6.7%)
Airtac International Group (China)	250,000	8,994,070
Sany Heavy Industry Co., Ltd. Class A (China)	1,662,904	7,912,620
Shenzhen Inovance Technology Co., Ltd. Class A (China)	709,378	10,975,484
Techtronic Industries Co., Ltd. (TTI) (Hong Kong)	769,500	14,208,320

		42,090,494
Multiline retail (0.8%)
Poya International Co., Ltd. (Taiwan)	274,260	5,309,119

		5,309,119
Oil, gas, and consumable fuels (3.4%)
Reliance Industries, Ltd. (India)	714,136	21,228,153

		21,228,153
Professional services (1.6%)
Centre Testing International Group Co., Ltd. Class A (China)	1,903,256	10,036,964

		10,036,964
Semiconductors and semiconductor equipment (16.8%)
MediaTek, Inc. (Taiwan)	382,000	13,701,628
Novatek Microelectronics Corp. (Taiwan)	452,000	8,700,925
Parade Technologies, Ltd. (Taiwan)	141,000	7,776,716
SK Hynix, Inc. (South Korea)	169,922	19,349,138
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	2,547,889	54,832,816
Xinyi Solar Holdings, Ltd. (China)	842,000	1,510,217

		105,871,440
Software (1.9%)
Totvs SA (Brazil)	1,804,795	11,936,850

		11,936,850
Technology hardware, storage, and peripherals (4.6%)
Samsung Electronics Co., Ltd. (South Korea)	401,903	29,008,510

		29,008,510
Textiles, apparel, and luxury goods (2.7%)
Li Ning Co., Ltd. (China)	1,788,000	16,783,594

		16,783,594

Total common stocks (cost $506,875,596)		$623,701,282

INVESTMENT COMPANIES (0.7%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF	70,200	$4,678,830

Total investment companies (cost $4,646,847)		$4,678,830

SHORT-TERM INVESTMENTS (4.1%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.10%(AFF)	20,619,192	$20,619,192
Putnam Short Term Investment Fund Class P 0.08%(AFF)	4,980,258	4,980,258

Total short-term investments (cost $25,599,450)		$25,599,450
TOTAL INVESTMENTS

Total investments (cost $537,121,893)		$653,979,562

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2020 through May 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $631,047,222.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $11, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$4,582,531	$235,174,390	$219,137,729	$14,188	$20,619,192
	Putnam Short Term Investment Fund**	2,481,781	180,775,675	178,277,198	3,812	4,980,258

	Total Short-term investments	$7,064,312	$415,950,065	$397,414,927	$18,000	$25,599,450
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $20,619,192 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $20,356,338.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	35.3%
	Taiwan	15.2
	India	14.5
	South Korea	12.5
	Hong Kong	5.5
	Brazil	4.1
	Russia	2.9
	Mexico	2.0
	Thailand	1.7
	Argentina	1.6
	United States	1.5
	Cyprus	1.3
	Poland	1.0
	Panama	0.9
	Germany	<0.1

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$104,127,235	$—	$—
Consumer discretionary	123,781,925	—	11
Consumer staples	29,651,133	—	—
Energy	21,228,153	—	—
Financials	66,817,305	—	—
Health care	38,176,772	—	—
Industrials	57,943,240	—	—
Information technology	165,910,771	—	—
Materials	16,064,737	—	—

Total common stocks	623,701,271	—	11
Investment companies	4,678,830	—	—
Short-term investments	—	25,599,450	—

Totals by level	$628,380,101	$25,599,450	$11
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com